Intangible Assets	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 10 – Intangible Assets

Intangibles consisted of the following at September 30, 2025 and June 30, 2025, respectively:

Classification	September 30, 2025	June 30, 2025	Estimated Useful Lives (Years)	Weighted Average Remaining Life (Years)

Tradenames/trademarks	$786,800	$786,800	N/A	N/A
Customer relationships	1,041,300	1,041,300	10	9.50
Franchise agreements	4,600,000	-	10	9.92 - 10
Liquor licenses	40,000	-	N/A
Less: accumulated amortization	(103,732)	(26,033)
Intangibles - net	$6,364,368	$1,802,067

Amortization expense for the three months ended September 30, 2025 and 2024 was $77,699 and $0, respectively.

There were no impairment losses for the three months ended September 30, 2025 and 2024, respectively.

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

SEPTEMBER 30, 2025

Estimated amortization expense for each of the five (5) succeeding years and thereafter is as follows:

For the Years Ended June 30,

2026 (9 Months)	$423,098
2027	$564,130
2028	$564,130
2029	$564,130
2030	$564,130
Thereafter	$2,856,284
Total	$5,535,902

Note 10 – Intangible Assets

Year Ended June 30, 2025

Acquisition of SWC (See Note 9 for detailed discussion).

Intangibles consisted of the following at June 30, 2025 and June 30, 2024, respectively:

			Estimated Useful	Weighted Average Remaining
Type	June 30, 2025	June 30, 2024	Lives (Years)	Life (Years)

Tradenames/trademarks	$786,800	$-	N/A	N/A
Customer relationships	1,041,300	-	10.00	9.76
Less: accumulated amortization	(26,033)	-
Intangibles - net	$1,802,067	$-

NIGHTFOOD HOLDINGS, INC. AND SUBSIDIARIES

DBA TECHFORCE ROBOTICS

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

JUNE 30, 2025 AND 2024

Amortization expense for the years ended June 30, 2025 and 2024 was $26,033 and $0, respectively.

There were no impairment losses for the years ended June 30, 2025 and 2024, respectively.

Estimated amortization expense for each of the five (5) succeeding years and thereafter is as follows:

For the Years Ended June 30,

2026	$104,130
2027	104,130
2028	104,130
2029	104,130
Thereafter	598,747
Total	$1,015,267